COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
NOTE 7 — COMMITMENTS AND CONTINGENCIES
Leases
The Company’s office rental, deployment sites and warehouse facility expenses equaled in aggregate approximately $350,000 and $171,000 for the three months ended June 30, 2017 and 2016, respectively, and $553,000 and $330,000 for the six months ended June 30, 2017 and 2016. The leases in connection with these facilities will expire on different dates from 2017 through 2023.
In connection with the acquisition of IMT, the Company assumed the lease obligations relating to IMT’s warehouse and office space in Mt. Olive, NJ. Payments under the Mt. Olive, NJ lease are $35,000 for the year ending December 31, 2017 as the lease expired in February of 2017. In January 2017, IMT signed a new lease for warehouse and office space in Hackettstown, NJ which runs through April 29, 2020. Future payments under such lease will amount to $253,000 of which $43,000 is the balance for the year ending December 31, 2017.
In connection with the acquisition of Vislink, the Company assumed the lease obligations relating to Vislink office space in Colchester, U.K. which runs through March 2020. Future payments under such lease will amount to approximately $2,020,000 of which $337,000 is the balance for the year ending December 31, 2017.
The Company signed a new lease for office space in Hemel, U.K. in May 2017 which runs through April 2023. Future payments under such lease will amount to approximately $794,000 of which $43,000 is the balance for the year ending December 31, 2017.
Total obligation under minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:
Amount
Balance 2017	$608,000
2018	1,091,000
2019	971,000
2020	509,000
2021	141,000
Thereafter	188,000
$3,508,000

Legal
The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. For the six months ended June 30, 2017 the Company did not have any material legal actions pending.

15 — COMMITMENTS AND CONTINGENCIES
Leases:
The Company’s office rental, deployment sites and warehouse facilities expenses aggregated approximately $745,000 and $484,000 during the years ended December 31, 2016 and 2015, respectively. The leases will expire on different dates from 2017 through 2020. Total obligation of minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:
Year Ending December 31,
2017	$259,000
2018	174,000
2019	156,000
2020	31,000
$620,000

In connection with the acquisition of IMT, the Company assumed the lease obligations relating to IMT’s warehouse and office space in Mt. Olive, NJ. Payments under the Mt. Olive, NJ lease were $330,000 for the year ending December 31, 2016 and $35,000 for the year ending December 31, 2017 as the lease expired in February of 2017. In January 2017, IMT signed a new lease for warehouse and office space in Hackettstown, NJ which runs through April 29, 2020. Future payments under such lease will amount to $260,000 of which $50,000 will be for the year ending December 31, 2017.
Legal:
The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. For the years ended December 31, 2016 and 2015, the Company did not have any legal actions pending.
Delisting Notice:
On September 28, 2015, we received written notice from NASDAQ notifying us that we were not in compliance with the minimum bid price requirement set forth in NASDAQ Listing Rule 5550(a)(2) for continued listing on NASDAQ, as the closing bid price for our common stock was below $1.00 per share for the last thirty (30) consecutive business days. In accordance with NASDAQ listing rules, we were afforded 180 calendar days, or until March 28, 2016, to regain compliance with NASDAQ Listing Rule 5550(a)(2). We were unable to regain compliance with the bid price requirement by March 28, 2016.
On March 29, 2016, we received written notice from NASDAQ that it had granted us an additional 180 calendar days, or until September 26, 2016, to regain compliance with the minimum bid price requirement of  $1.00 per share for continued listing on NASDAQ, pursuant to NASDAQ Listing Rule 5810(c)(3)(A)(ii).
The NASDAQ determination to grant the second compliance period was based on our meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the NASDAQ, with the exception of the bid price requirement, and our written notice of our intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary.
To regain compliance, the bid price of our common stock must have a closing bid price of at least $1.00 per share for a minimum of ten (10) consecutive business days at any time during the second 180-day compliance period. On June 20, 2016, we effected a 1-for-12 reverse stock split of our outstanding common stock as a measure to regain compliance. On August 19, 2016, we filed a Definitive Proxy for a special shareholders meeting to be held on September 22, 2016, asking for the shareholders to grant the Board of Directors approval to execute another reverse stock split, if necessary. The meeting was adjourned to November 23, 2016 to allow additional time for the stockholders to vote on the proposal. On November 23, 2016, our shareholders granted a proposal to authorize the Board to amend our Certificate of Incorporation to effect a reverse stock split of all of the outstanding shares of the Company’s common stock at a specific ratio within a range from one-for-three to one-for-twenty, at any time before May 15, 2017 with such range and timing to be left to the complete discretion of the Board.
On September 27, 2016, we received a determination letter (the ‘‘Letter’’) from the staff of NASDAQ stating that we had not regained compliance with the NASDAQ minimum bid price of  $1.00 requirement for continued listing set forth in NASDAQ Listing Rule 5550(a)(2) and unless we requested a hearing to appeal this determination our common stock will be delisted from The Nasdaq Capital Market.
We requested a hearing before a Nasdaq Hearing Panel (the ‘‘Panel’’), which hearing occurred on November 17, 2016. On November 21, 2016 the Panel granted the Company’s request for continued listing, subject to (i) providing updates to the Panel on the status of the Transaction, (ii) implementing a reverse stock split prior to January 3, 2017, in a ratio sufficient to enable us to demonstrate compliance with the minimum bid requirement, and (iii) having evidenced a closing bid price of  $1.00 or more for a minimum of ten prior consecutive trading days by January 17, 2017. In the event the Company is unable to comply with the above, its securities may be delisted from The Nasdaq Stock Market.
To regain compliance, the bid price of our common stock must have a closing bid price of at least $1.00 per share for a minimum of ten (10) consecutive business days at any time during the second 180-day compliance period. On December 15, 2016, we effected a 1-for-10 reverse stock split of our outstanding common stock as a measure to regain compliance.
On January 9, 2017, we received a letter from the staff of The Nasdaq Stock Market LLC (‘‘Nasdaq’’) stating that the Nasdaq staff determined that the Company regained compliance with the Nasdaq Capital Market minimum bid price requirement for continued listing set forth in Nasdaq Listing Rule 5550(a)(2).